Bonds and money market funds (Tables)	12 Months Ended
Nov. 30, 2024
Texts Block [Abstract]
Detailed Information About Bonds And Money Market Funds

	2024	2023

Bonds	$3,278	$6,062

Guaranteed investment certificates	659	228

Balance as at November 30	$3,937	$6,290

Current portion	(3,723)	(6,290)

Non-current portion	$214	$-